May 5, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE: The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 142 to the Trust’s Registration Statement under the Securities Act and Amendment No. 143 to the Trust’s Registration Statement under the 1940 Act) (collectively, the “Amendment”) pertaining to the Midwood Long/Short Equity Fund (the “Fund”). The Amendment is being filed pursuant to Rule 485(a)(1) of the Securities Act for the purpose of changing the name of the Fund’s investment adviser and other non-material changes.

If you have any questions concerning the foregoing, please contact the undersigned at (509) 279-8202 or Bo.Howell@Practus.com.

Very truly yours,

/s/ Bo J. Howell
On behalf of Practus, LLP

BO JAMES HOWELL ● PARTNER

 6224 Turpin Hills Drive ● Cincinnati, OH 45224 ● p: 509.279.8202

Practus, LLP ● Bo.Howell@Practus.com ● Practus.com